Portfolio of Investments
Columbia Balanced Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	18,492,707
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	8,225,000	8,228,629
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,855,699
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	1.817%	12,575,000	12,580,319
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.338%	5,925,000	5,896,116
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.634%	3,450,000	3,425,926
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	905,510	906,743
Series 2019-B Class B
10/15/2026	3.150%	8,577,790	8,630,499
Series 2020-REV1 Class A
05/15/2029	2.170%	20,650,000	20,684,872
Series 2020-REV1 Class B
05/15/2029	2.680%	3,350,000	3,371,053
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	2,099,120
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.884%	22,000,000	22,003,674
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.211%	6,725,000	6,724,966
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.328%	12,000,000	11,999,964
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.588%	2,000,000	1,983,178
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.638%	21,575,000	21,517,913
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,638,813
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	6,087,816
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	8,165,222	8,168,685
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	5,432,203	5,478,926
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	6,350,000	6,417,060
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	1,175,000	1,176,911
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,969,045
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.204%	8,450,000	8,441,736
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.154%	13,175,000	13,183,761
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.734%	6,025,000	6,025,530
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	10,334,548
Series 2020-2A Class D
03/16/2026	4.730%	850,000	919,314
Columbia Balanced Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	9,181,138
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	6,242,656
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	9,184,040
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,691,359
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,366,533
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,837,516
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,100,000	7,066,044
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,996,876	3,099,515
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	5,051,691
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	600,000	604,501
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,359,738
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,835,048
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	2,014,090	2,122,914
Series 2019-AA Class A
07/25/2033	2.340%	4,844,024	4,972,329
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.638%	25,675,000	25,680,161
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.292%	3,025,000	3,019,978
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.984%	16,325,000	16,338,631
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.284%	13,830,000	13,831,798
Marlette Funding Trust(a)
Series 2019-1A Class A
04/16/2029	3.440%	290,533	291,234
Series 2019-3A Class B
09/17/2029	3.070%	10,780,000	10,919,551
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	4,550,000	4,615,678
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	476,934	477,340
Series 2016-1A Class A
12/20/2033	2.250%	855,392	868,416
Series 2017-1A Class A
12/20/2034	2.420%	4,467,226	4,570,211
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	11,225,000	11,314,077
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.838%	22,575,000	22,576,535
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,615,062	1,634,589
Series 2020-1A Class A
02/20/2025	1.710%	16,311,218	16,469,238
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.514%	8,625,000	8,640,068
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	4,025,000	4,026,920
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	1,200,572	1,203,642
Series 2019-3A Class B
07/15/2025	3.590%	4,241,381	4,250,897
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	1.634%	12,200,000	12,200,756

2	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.734%	3,000,000	2,993,862
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,268,289
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,043,219
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	6,013,793
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	18,975,000	19,247,500
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	8,342,127
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,807,948
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	659,229	667,510
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	895,452	900,285
Series 2018-2A Class A
06/20/2035	3.500%	1,574,947	1,636,555
Series 2018-3A Class A
09/20/2035	3.690%	1,108,028	1,151,535
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	5,084,433
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	6,775,000	6,892,028
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	1,567,453	1,571,582
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	2,033,109	2,058,772
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	2,503,373	2,519,944
Series 2020-2 Class A
11/20/2030	2.309%	6,163,967	6,169,549
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	2,860,000	2,867,238
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	2,546,019	2,679,655
Total Asset-Backed Securities — Non-Agency (Cost $534,453,511)			539,704,089

Commercial Mortgage-Backed Securities - Non-Agency 5.0%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	7,955,000	8,744,576
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,687,071	2,893,008
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,137,966	3,371,525
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,261,933	3,423,080
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,460,637	2,677,551
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,868,918
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.551%	16,800,000	16,716,685
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.351%	7,370,000	7,319,739
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.601%	3,975,000	3,919,878
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	9,024,086
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.351%	14,823,000	14,823,025
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.201%	6,667,500	6,669,580

Columbia Balanced Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.351%	6,674,754	6,678,933
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.688%	4,422,000	4,388,875
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.988%	3,895,000	3,831,785
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class C
11/10/2042	3.422%	2,500,000	2,551,056
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	2,180,176
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.126%	11,925,000	11,701,446
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.401%	7,876,000	7,875,997
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,899,741
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	3,297,738
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	4,225,000	4,266,332
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,553,472
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	4,211,000
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.001%	4,598,403	4,608,400
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,735,835	6,642,328
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.801%	11,728,237	11,739,153
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	1.001%	2,093,018	2,099,207
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.101%	15,843,045	15,872,243
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.201%	20,470,001	20,572,324
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class ASB
08/15/2046	3.761%	2,092,617	2,180,368
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	3,807,757
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,479,389
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.351%	3,100,000	3,096,116
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.501%	4,550,000	4,564,246
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	6,430,000	6,895,148
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	15,395,340
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	5,075,000	5,482,941
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	11,245,000	12,190,002
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,654,199
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.177%	7,392,500	7,353,761

4	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.301%	6,950,000	7,015,007
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.851%	2,600,000	2,629,181
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,859,086	24,063,315
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,337,201
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,804,475
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	7,099,541
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	18,086,156
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	2,105,852
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,261,927
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,575,000	2,644,038
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,483,109
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	622,249
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	806,676
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	7,141,000	7,609,350
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	3.010%	3,025,000	3,038,251
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,199,849
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,684,924
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,791,257
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C5 Class A3
03/10/2046	2.920%	360,733	368,531
Series 2013-C5 Class A4
03/10/2046	3.185%	11,091,000	11,471,182
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	7,167,565	7,601,631
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.191%	3,400,000	3,247,164
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.300%	4,750,000	4,758,906
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.600%	3,925,000	3,932,354
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	9,126,310	9,334,830
Series 2013-C15 Class A3
08/15/2046	3.881%	4,715,932	4,968,276
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $443,895,678)			445,486,356

Common Stocks 63.9%
Issuer	Shares	Value ($)
Communication Services 8.3%
Entertainment 1.5%
Activision Blizzard, Inc.	640,548	62,293,293
Walt Disney Co. (The)(d)	391,665	69,970,952
Total		132,264,245
Interactive Media & Services 4.6%
Alphabet, Inc., Class A(d)	51,155	120,564,662
Alphabet, Inc., Class C(d)	60,639	146,234,587
Facebook, Inc., Class A(d)	440,095	144,672,429
Total		411,471,678
Media 1.3%
Comcast Corp., Class A	2,022,735	115,983,625

Columbia Balanced Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.(d)	564,750	79,883,887
Total Communication Services		739,603,435
Consumer Discretionary 7.4%
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	230,100	32,957,223
McDonald’s Corp.	275,693	64,481,836
Total		97,439,059
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(d)	76,290	245,888,010
eBay, Inc.	1,327,635	80,826,419
Total		326,714,429
Multiline Retail 0.5%
Dollar Tree, Inc.(d)	419,376	40,889,160
Specialty Retail 1.4%
Lowe’s Companies, Inc.	557,678	108,652,405
Ulta Beauty, Inc.(d)	53,295	18,405,961
Total		127,058,366
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.(d)	1,065,864	47,846,635
Under Armour, Inc., Class A(d)	666,648	15,052,912
Total		62,899,547
Total Consumer Discretionary		655,000,561
Consumer Staples 2.6%
Food & Staples Retailing 0.9%
Sysco Corp.	1,008,370	81,677,970
Food Products 0.7%
Mondelez International, Inc., Class A	981,464	62,352,408
Tobacco 1.0%
Philip Morris International, Inc.	883,957	85,239,973
Total Consumer Staples		229,270,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Canadian Natural Resources Ltd.	1,260,025	43,622,066
Chevron Corp.	690,451	71,661,909
EOG Resources, Inc.	668,685	53,722,153
Total		169,006,128
Total Energy		169,006,128
Financials 8.2%
Banks 2.9%
Bank of America Corp.	2,398,921	101,690,261
Citigroup, Inc.	830,303	65,353,149
JPMorgan Chase & Co.	524,622	86,163,917
Total		253,207,327
Capital Markets 2.2%
BlackRock, Inc.	86,828	76,151,629
Morgan Stanley	798,989	72,668,049
State Street Corp.	524,419	45,613,965
Total		194,433,643
Consumer Finance 1.0%
American Express Co.	554,175	88,740,043
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(d)	437,297	126,571,244
Insurance 0.7%
Aon PLC, Class A	242,170	61,358,613
Total Financials		724,310,870
Health Care 6.7%
Biotechnology 0.8%
BioMarin Pharmaceutical, Inc.(d)	357,999	27,673,323
Vertex Pharmaceuticals, Inc.(d)	219,865	45,870,435
Total		73,543,758
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	350,970	40,940,651
Baxter International, Inc.	281,466	23,113,988
Dentsply Sirona, Inc.	680,560	45,543,075
Medtronic PLC	662,821	83,906,510
Stryker Corp.	67,481	17,225,875
Total		210,730,099

6	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.4%
Anthem, Inc.	95,673	38,098,902
Cigna Corp.	178,657	46,245,365
CVS Health Corp.	509,046	44,001,936
Total		128,346,203
Pharmaceuticals 2.1%
Eli Lilly & Co.	341,964	68,303,889
Johnson & Johnson	680,729	115,213,383
Total		183,517,272
Total Health Care		596,137,332
Industrials 6.2%
Aerospace & Defense 1.9%
Raytheon Technologies Corp.	1,904,129	168,915,284
Building Products 0.7%
Carrier Global Corp.	1,293,868	59,427,357
Industrial Conglomerates 0.8%
Honeywell International, Inc.	306,956	70,879,210
Machinery 0.9%
Stanley Black & Decker, Inc.	367,305	79,631,724
Road & Rail 1.9%
Uber Technologies, Inc.(d)	1,264,169	64,257,710
Union Pacific Corp.	481,048	108,105,917
Total		172,363,627
Total Industrials		551,217,202
Information Technology 17.9%
Communications Equipment 0.4%
Cisco Systems, Inc.	686,818	36,332,672
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	815,252	110,613,391
IT Services 4.2%
Akamai Technologies, Inc.(d)	292,372	33,391,806
Fidelity National Information Services, Inc.	393,197	58,578,489
Fiserv, Inc.(d)	710,136	81,807,667
MasterCard, Inc., Class A	383,875	138,417,648
PayPal Holdings, Inc.(d)	242,128	62,958,123
Total		375,153,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.8%
Lam Research Corp.	85,846	55,787,023
Marvell Technology, Inc.	595,331	28,754,487
NVIDIA Corp.	116,483	75,688,324
Total		160,229,834
Software 6.5%
Adobe, Inc.(d)	137,526	69,392,869
Autodesk, Inc.(d)	200,084	57,196,012
Intuit, Inc.	149,541	65,661,958
Microsoft Corp.	1,311,841	327,540,461
Palo Alto Networks, Inc.(d)	163,511	59,395,371
Total		579,186,671
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	2,199,150	274,036,081
Western Digital Corp.(d)	712,972	53,636,884
Total		327,672,965
Total Information Technology		1,589,189,266
Materials 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	84,138	25,212,793
Corteva, Inc.	1,120,329	50,974,970
International Flavors & Fragrances, Inc.	515,161	72,982,859
Nutrien Ltd.	246,514	15,320,845
Sherwin-Williams Co. (The)	84,761	24,032,286
Total		188,523,753
Metals & Mining 0.8%
Newmont Corp.	898,087	65,991,433
Total Materials		254,515,186
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	343,600	87,776,056
Total Real Estate		87,776,056
Utilities 0.8%
Electric Utilities 0.6%
American Electric Power Co., Inc.	645,807	55,539,402

Columbia Balanced Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	793,134	20,153,535
Total Utilities		75,692,937
Total Common Stocks (Cost $3,054,111,410)		5,671,719,324

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	290,000	299,280
Total Convertible Bonds (Cost $273,113)			299,280

Corporate Bonds & Notes 6.3%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	4,000,000	4,292,331
Boeing Co. (The)
05/01/2040	5.705%	5,085,000	6,354,687
Bombardier, Inc.(a)
10/15/2022	6.000%	185,000	185,211
12/01/2024	7.500%	305,000	313,479
04/15/2027	7.875%	159,000	161,385
Harris Corp.
06/15/2028	4.400%	3,090,000	3,548,757
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,606,044
Northrop Grumman Systems Corp.
02/15/2031	7.750%	2,319,000	3,345,206
TransDigm, Inc.(a)
12/15/2025	8.000%	389,000	420,761
03/15/2026	6.250%	1,396,000	1,474,565
01/15/2029	4.625%	44,000	43,455
05/01/2029	4.875%	495,000	490,487
TransDigm, Inc.
11/15/2027	5.500%	455,000	472,350
Total			22,708,718
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	707,000	746,792
04/20/2029	5.750%	108,267	115,841
Delta Air Lines, Inc.
01/15/2026	7.375%	409,000	480,963
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	303,484	322,464
United Airlines, Inc.(a)
04/15/2026	4.375%	174,000	180,359
04/15/2029	4.625%	195,000	201,950
Total			2,048,369
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	330,000	340,464
04/01/2027	6.500%	25,000	26,548
Clarios Global LP(a)
05/15/2025	6.750%	34,000	36,436
Ford Motor Co.
04/21/2023	8.500%	62,000	69,228
04/22/2025	9.000%	357,000	436,148
04/22/2030	9.625%	19,000	26,503
07/16/2031	7.450%	194,000	246,145
Ford Motor Credit Co. LLC
01/09/2022	3.219%	179,000	180,889
09/08/2024	3.664%	737,000	768,754
06/16/2025	5.125%	198,000	216,777
11/13/2025	3.375%	596,000	610,900
01/09/2027	4.271%	350,000	368,448
08/17/2027	4.125%	342,000	358,381
02/16/2028	2.900%	200,000	195,120
11/13/2030	4.000%	241,000	246,212
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	294,000	300,105
IAA Spinco, Inc.(a)
06/15/2027	5.500%	527,000	553,581
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	238,000	244,425
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	601,000	613,918
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	127,000	135,609
05/15/2027	8.500%	479,000	521,002
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	154,000	159,052
Tenneco, Inc.(a)
01/15/2029	7.875%	386,000	432,641
04/15/2029	5.125%	198,000	197,990
Total			7,285,276
Banking 0.9%
Bank of America Corp.(f)
04/23/2040	4.078%	12,001,000	13,721,371

8	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	7,500,000	8,592,219
Discover Bank
09/13/2028	4.650%	4,200,000	4,875,736
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	7,400,000	7,607,035
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	13,000,000	13,473,634
Morgan Stanley(f)
01/22/2031	2.699%	7,240,000	7,477,830
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	2,200,000	2,284,514
State Street Corp.
Subordinated
03/03/2031	2.200%	9,361,000	9,276,084
Wells Fargo & Co.(f)
04/30/2041	3.068%	11,000,000	10,996,712
Total			78,305,135
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	39,000	43,474
AG Issuer LLC(a)
03/01/2028	6.250%	39,000	40,703
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	143,000	145,720
Hightower Holding LLC(a)
04/15/2029	6.750%	326,000	330,790
NFP Corp.(a)
05/15/2025	7.000%	204,000	223,632
08/15/2028	6.875%	1,069,000	1,105,832
NFP Corp.(a),(g)
08/15/2028	4.875%	304,000	305,723
Total			2,195,874
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	290,000	296,373
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	383,000	400,121
05/15/2029	4.125%	230,000	227,440
Core & Main LP(a)
08/15/2025	6.125%	454,000	463,824
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	220,000	227,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interface, Inc.(a)
12/01/2028	5.500%	145,000	151,671
James Hardie International Finance DAC(a)
01/15/2028	5.000%	157,000	165,949
SRS Distribution, Inc.(a),(g)
07/01/2028	4.625%	175,000	176,647
07/01/2029	6.125%	340,000	346,800
White Cap Buyer LLC(a)
10/15/2028	6.875%	369,000	389,143
Total			2,845,458
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	526,000	551,142
03/01/2030	4.750%	792,000	821,896
08/15/2030	4.500%	1,035,000	1,054,476
02/01/2031	4.250%	532,000	530,956
Comcast Corp.
08/15/2035	4.400%	2,825,000	3,350,941
CSC Holdings LLC(a)
02/01/2028	5.375%	318,000	334,317
02/01/2029	6.500%	602,000	658,565
01/15/2030	5.750%	413,000	431,222
12/01/2030	4.125%	338,000	330,908
12/01/2030	4.625%	485,000	468,744
02/15/2031	3.375%	445,000	416,639
DISH DBS Corp.
07/01/2026	7.750%	674,000	765,506
DISH DBS Corp.(a)
06/01/2029	5.125%	645,000	640,356
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	280,000	283,922
09/15/2028	6.500%	319,000	328,365
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	274,000	280,938
07/15/2026	5.375%	54,000	55,662
07/01/2029	5.500%	227,000	244,908
Time Warner Cable LLC
05/01/2037	6.550%	6,000,000	7,993,754
Virgin Media Finance PLC(a)
07/15/2030	5.000%	559,000	557,049
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	252,000	270,416
08/15/2030	4.500%	237,000	236,932
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	658,000	669,598
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	347,040

Columbia Balanced Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	331,000	344,216
01/15/2030	4.875%	344,000	351,234
Total			22,319,702
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	284,000	274,113
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	579,336
Element Solutions, Inc.(a)
09/01/2028	3.875%	502,000	503,458
HB Fuller Co.
10/15/2028	4.250%	157,000	160,426
Herens Holdco Sarl(a)
05/15/2028	4.750%	249,000	249,459
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	231,000	255,269
INEOS Group Holdings SA(a)
08/01/2024	5.625%	215,000	216,112
Ingevity Corp.(a)
11/01/2028	3.875%	225,000	222,414
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	343,000	372,231
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	167,000	170,340
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,417,247
PQ Corp.(a)
12/15/2025	5.750%	162,000	166,327
SPCM SA(a)
09/15/2025	4.875%	276,000	282,810
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	913,000	964,608
WR Grace & Co.(a)
06/15/2027	4.875%	304,000	320,216
Total			7,154,366
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	612,000	592,472
Herc Holdings, Inc.(a)
07/15/2027	5.500%	399,000	420,406
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	210,000	216,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	327,000	340,188
01/15/2030	5.250%	198,000	216,276
Total			1,785,844
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	347,000	348,590
09/01/2023	7.625%	97,000	99,827
11/01/2024	8.500%	323,000	336,749
Arches Buyer, Inc.(a)
06/01/2028	4.250%	133,000	130,819
ASGN, Inc.(a)
05/15/2028	4.625%	225,000	234,100
Frontdoor, Inc.(a)
08/15/2026	6.750%	419,000	444,167
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	204,602
Staples, Inc.(a)
04/15/2026	7.500%	252,000	261,440
04/15/2027	10.750%	37,000	37,873
Uber Technologies, Inc.(a)
05/15/2025	7.500%	666,000	718,156
01/15/2028	6.250%	220,000	237,439
Total			3,053,762
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	336,000	358,678
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	196,000	193,518
Mattel, Inc.(a)
12/31/2025	6.750%	70,000	73,651
04/01/2026	3.375%	140,000	145,110
12/15/2027	5.875%	201,000	220,178
04/01/2029	3.750%	434,000	444,330
Mattel, Inc.
11/01/2041	5.450%	35,000	39,671
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	417,126
04/01/2031	3.750%	155,000	148,904
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	144,000	140,371
Total			2,181,537
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	306,000	315,338
06/30/2028	4.125%	201,000	202,092

10	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrier Global Corp.
04/05/2040	3.377%	6,750,000	6,887,872
CFX Escrow Corp.(a)
02/15/2026	6.375%	306,000	322,851
Gates Global LLC/Co.(a)
01/15/2026	6.250%	640,000	672,000
Honeywell International, Inc.
06/01/2050	2.800%	2,000,000	1,971,895
Resideo Funding, Inc.(a)
11/01/2026	6.125%	337,000	355,190
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	75,903
Vertical Holdco GmbH(a)
07/15/2028	7.625%	270,000	291,258
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	77,000	80,103
Welbilt, Inc.
02/15/2024	9.500%	103,000	108,107
WESCO Distribution, Inc.
06/15/2024	5.375%	99,000	100,654
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	331,000	357,586
06/15/2028	7.250%	326,000	361,536
Total			12,102,385
Electric 0.7%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	2,099,000	2,483,858
Calpine Corp.(a)
02/15/2028	4.500%	356,000	359,797
03/15/2028	5.125%	275,000	277,063
Clearway Energy Operating LLC
09/15/2026	5.000%	444,000	458,510
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	645,000	668,279
02/15/2031	3.750%	867,000	840,831
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	1,953,520
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,955,537
Dominion Energy, Inc.
10/01/2025	3.900%	3,500,000	3,888,471
DTE Energy Co.
04/15/2033	6.375%	4,000,000	5,352,056
Emera US Finance LP
06/15/2046	4.750%	4,500,000	5,174,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	5,025,421
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	512,000	555,796
NRG Energy, Inc.
01/15/2027	6.625%	418,000	433,703
01/15/2028	5.750%	127,000	134,515
NRG Energy, Inc.(a)
02/15/2029	3.375%	235,000	226,803
06/15/2029	5.250%	601,000	633,242
02/15/2031	3.625%	590,000	566,392
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	6,400,000	6,754,048
PG&E Corp.
07/01/2028	5.000%	90,000	89,972
07/01/2030	5.250%	161,000	163,127
PPL Capital Funding, Inc.
04/15/2030	4.125%	5,100,000	5,784,862
Progress Energy, Inc.
03/01/2031	7.750%	4,500,000	6,351,727
Southern Co. (The)
07/01/2046	4.400%	4,000,000	4,584,571
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	172,000	175,844
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	204,000	212,038
07/31/2027	5.000%	468,000	478,900
05/01/2029	4.375%	243,000	244,342
WEC Energy Group, Inc.
10/15/2027	1.375%	2,000,000	1,955,915
Xcel Energy, Inc.
06/01/2030	3.400%	4,000,000	4,349,708
Total			63,133,777
Environmental 0.0%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	241,000	249,729
12/15/2026	5.125%	394,000	414,053
05/01/2027	8.500%	813,000	891,600
08/01/2028	4.000%	333,000	321,339
09/01/2028	3.500%	321,000	312,072
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	604,000	614,827
Total			2,803,620
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,500,000	13,434,891

Columbia Balanced Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%	167,313	167,311
Navient Corp.
06/15/2022	6.500%	283,000	296,315
01/25/2023	5.500%	370,000	388,115
06/15/2026	6.750%	161,000	176,712
03/15/2028	4.875%	154,000	152,254
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	521,000	525,773
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	327,000	319,818
Quicken Loans, Inc.(a)
01/15/2028	5.250%	167,000	174,548
Springleaf Finance Corp.
03/15/2024	6.125%	414,000	445,847
06/01/2025	8.875%	78,000	86,001
Total			16,167,585
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,500,000	12,804,355
Bacardi Ltd.(a)
05/15/2038	5.150%	6,060,000	7,292,875
Conagra Brands, Inc.
11/01/2048	5.400%	1,650,000	2,134,958
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	772,000	795,786
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	191,000	193,611
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,572,000	1,685,236
Mondelez International, Inc.
09/04/2050	2.625%	3,000,000	2,674,439
PepsiCo, Inc.
03/19/2060	3.875%	2,000,000	2,344,991
Performance Food Group, Inc.(a)
05/01/2025	6.875%	292,000	311,518
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	406,000	431,812
04/15/2031	4.250%	797,000	805,807
Post Holdings, Inc.(a)
03/01/2027	5.750%	311,000	325,766
04/15/2030	4.625%	510,000	513,407
09/15/2031	4.500%	483,000	477,450
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	244,000	244,309
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	184,000	186,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	238,000	238,628
US Foods, Inc.(a)
02/15/2029	4.750%	491,000	489,446
Total			33,950,580
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	69,000	76,002
Boyd Gaming Corp.
04/01/2026	6.375%	85,000	87,816
12/01/2027	4.750%	296,000	302,650
Boyd Gaming Corp.(a),(g)
06/15/2031	4.750%	388,000	392,022
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	533,000	537,153
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	281,000	294,850
07/01/2025	6.250%	419,000	441,813
07/01/2027	8.125%	442,000	489,781
International Game Technology PLC(a)
02/15/2025	6.500%	307,000	341,055
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	157,000	168,987
02/01/2027	5.750%	171,000	189,907
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	283,000	300,512
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	322,000	322,447
Scientific Games International, Inc.(a)
07/01/2025	8.625%	130,000	141,695
10/15/2025	5.000%	512,000	527,505
03/15/2026	8.250%	388,000	417,497
05/15/2028	7.000%	148,000	160,096
11/15/2029	7.250%	208,000	230,639
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	99,000	102,881
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	120,441
02/15/2027	3.750%	126,000	127,449
08/15/2030	4.125%	124,000	125,851
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	106,604
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	197,000	212,311
Total			6,217,964

12	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	393,000	417,141
04/15/2029	5.000%	193,000	200,391
Avantor Funding, Inc.(a)
07/15/2028	4.625%	349,000	363,417
Becton Dickinson and Co.
12/15/2044	4.685%	6,840,000	8,231,887
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	287,000	292,025
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	51,000	52,561
03/15/2029	3.750%	122,000	122,264
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	322,000	338,712
03/15/2026	8.000%	373,000	399,872
03/15/2027	5.625%	93,000	97,476
04/15/2029	6.875%	296,000	304,042
04/01/2030	6.125%	177,000	176,170
Cigna Corp.
07/15/2046	4.800%	3,000,000	3,671,135
CVS Health Corp.
03/25/2048	5.050%	6,915,000	8,589,081
HCA, Inc.
09/01/2028	5.625%	477,000	556,072
02/01/2029	5.875%	139,000	163,117
09/01/2030	3.500%	337,000	346,194
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	204,000	211,617
Hologic, Inc.(a)
02/15/2029	3.250%	185,000	180,347
IQVIA, Inc.(a)
05/15/2027	5.000%	202,000	211,459
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	99,000	106,118
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	333,000	344,659
Select Medical Corp.(a)
08/15/2026	6.250%	653,000	690,024
Teleflex, Inc.(a)
06/01/2028	4.250%	166,000	171,744
Tenet Healthcare Corp.
07/15/2024	4.625%	317,000	321,188
05/01/2025	5.125%	272,000	275,819
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	294,000	315,299
01/01/2026	4.875%	245,000	252,995
02/01/2027	6.250%	306,000	319,553
11/01/2027	5.125%	215,000	224,454
06/15/2028	4.625%	151,000	154,658
10/01/2028	6.125%	508,000	530,207
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	183,000	189,387
Total			28,821,085
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,701,515
Centene Corp.
12/15/2027	4.250%	277,000	290,960
12/15/2029	4.625%	587,000	634,924
02/15/2030	3.375%	214,000	216,315
10/15/2030	3.000%	614,000	614,917
UnitedHealth Group, Inc.
05/15/2060	3.125%	1,550,000	1,538,116
Total			4,996,747
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	344,835
Meritage Homes Corp.(a)
04/15/2029	3.875%	340,000	353,797
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	167,261
04/01/2029	4.750%	64,000	63,918
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	464,000	497,943
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	243,174
TRI Pointe Group, Inc.
06/15/2028	5.700%	165,000	180,963
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	177,000	197,021
Total			2,048,912
Independent Energy 0.1%
Apache Corp.
11/15/2025	4.625%	165,000	175,195
11/15/2027	4.875%	219,000	229,926
09/01/2040	5.100%	119,000	122,360
02/01/2042	5.250%	129,000	134,597
04/15/2043	4.750%	324,000	320,364
01/15/2044	4.250%	209,000	196,286

Columbia Balanced Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
07/01/2026	6.375%	661,000	595,066
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	318,000	301,187
CNX Resources Corp.(a)
03/14/2027	7.250%	411,000	441,660
01/15/2029	6.000%	181,000	192,986
Comstock Resources, Inc.
08/15/2026	9.750%	88,000	95,457
08/15/2026	9.750%	75,000	81,326
Comstock Resources, Inc.(a)
03/01/2029	6.750%	162,000	169,034
Continental Resources, Inc.(a)
01/15/2031	5.750%	255,000	299,107
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	613,000	633,665
05/01/2029	5.000%	122,000	125,413
Encana Corp.
08/15/2034	6.500%	17,000	22,353
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	122,000	129,591
01/30/2028	5.750%	346,000	366,173
EQT Corp.
01/15/2029	5.000%	225,000	249,476
EQT Corp.(f)
02/01/2030	8.750%	420,000	545,829
EQT Corp.(a)
05/15/2031	3.625%	179,000	184,330
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	234,000	245,518
02/01/2029	5.750%	195,000	200,105
02/01/2031	6.000%	208,000	215,018
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	158,000	158,810
Matador Resources Co.
09/15/2026	5.875%	731,000	734,000
MEG Energy Corp.(a)
02/01/2029	5.875%	119,000	123,807
Newfield Exploration Co.
01/01/2026	5.375%	240,000	270,312
Occidental Petroleum Corp.
08/15/2029	3.500%	7,000	6,564
09/01/2030	6.625%	1,487,000	1,703,938
01/01/2031	6.125%	38,000	42,141
09/15/2036	6.450%	925,000	1,039,873
08/15/2049	4.400%	544,000	459,959
Ovintiv, Inc.
11/01/2031	7.200%	40,000	52,324
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
09/15/2026	6.750%	527,000	525,318
01/15/2027	6.625%	268,000	268,162
Total			11,657,230
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	289,000	317,035
03/01/2027	5.750%	567,000	602,392
08/01/2027	9.875%	268,000	314,372
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	189,000	190,878
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	172,000	179,679
10/01/2028	6.500%	443,000	471,795
Cinemark USA, Inc.(a)
05/01/2025	8.750%	109,000	118,720
03/15/2026	5.875%	396,000	409,990
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	86,000	89,506
05/15/2027	6.500%	204,000	225,160
NCL Corp Ltd.(a)
03/15/2026	5.875%	187,000	194,824
NCL Finance Ltd.(a)
03/15/2028	6.125%	96,000	100,321
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	160,000	176,941
04/01/2028	5.500%	315,000	332,474
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	156,000	149,899
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	240,000	248,385
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	420,000	424,655
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	299,000	322,222
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	188,841
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	69,000	69,926
VOC Escrow Ltd.(a)
02/15/2028	5.000%	30,000	30,225
Total			5,158,240
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,000,000	2,197,979

14	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	3,484,260
Voya Financial, Inc.
06/15/2046	4.800%	2,690,000	3,304,820
Total			8,987,059
Media and Entertainment 0.2%
Clear Channel International BV(a)
08/01/2025	6.625%	143,000	149,164
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	553,000	566,815
Clear Channel Outdoor Holdings, Inc.(a),(g)
06/01/2029	7.500%	333,000	332,321
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	234,000	245,522
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	431,000	434,844
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	298,000	221,156
08/15/2027	6.625%	82,000	46,809
Discovery Communications LLC(a)
09/15/2055	4.000%	2,500,000	2,497,616
iHeartCommunications, Inc.
05/01/2026	6.375%	50,481	53,896
05/01/2027	8.375%	874,365	936,335
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	175,878
01/15/2028	4.750%	161,000	164,084
Lamar Media Corp.
02/15/2028	3.750%	122,000	123,113
01/15/2029	4.875%	95,000	99,966
Netflix, Inc.
04/15/2028	4.875%	78,000	89,651
11/15/2028	5.875%	382,000	461,903
05/15/2029	6.375%	608,000	760,707
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	258,227
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	225,000	237,950
07/15/2029	4.500%	197,000	197,328
07/15/2031	4.750%	246,000	245,726
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	64,000	66,291
01/15/2029	4.250%	151,000	149,595
03/15/2030	4.625%	239,000	238,324
Playtika Holding Corp.(a)
03/15/2029	4.250%	231,000	227,686
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RELX Capital, Inc.
05/22/2030	3.000%	2,099,000	2,205,295
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	57,000	55,627
01/15/2031	5.375%	109,000	109,323
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	88,000	91,025
Univision Communications, Inc.(a)
05/01/2029	4.500%	194,000	196,351
Walt Disney Co. (The)
05/13/2060	3.800%	3,000,000	3,311,246
Total			14,949,774
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	64,000	67,118
03/31/2029	4.125%	159,000	162,885
Commercial Metals Co.
02/15/2031	3.875%	45,000	44,596
Constellium NV(a)
02/15/2026	5.875%	893,000	916,823
Constellium SE(a)
06/15/2028	5.625%	595,000	630,734
04/15/2029	3.750%	322,000	312,548
Freeport-McMoRan, Inc.
09/01/2029	5.250%	322,000	357,105
08/01/2030	4.625%	487,000	534,705
03/15/2043	5.450%	628,000	758,072
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	227,000	225,862
04/01/2029	6.125%	422,000	441,978
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	400,000	406,954
Novelis Corp.(a)
09/30/2026	5.875%	667,000	695,494
01/30/2030	4.750%	753,000	791,200
Total			6,346,074
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	134,000	139,423
10/01/2029	4.500%	269,000	284,946
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	237,000	244,634
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	392,000	411,521

Columbia Balanced Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
07/15/2027	5.625%	178,000	195,668
05/15/2029	5.125%	317,000	341,480
04/01/2044	5.600%	165,000	172,458
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	239,000	244,497
DT Midstream, Inc.(a),(g)
06/15/2029	4.125%	246,000	246,983
06/15/2031	4.375%	197,000	198,060
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	3,780,471
EQM Midstream Partners LP(a)
07/01/2025	6.000%	187,000	202,486
07/01/2027	6.500%	249,000	273,609
01/15/2029	4.500%	231,000	231,072
01/15/2031	4.750%	579,000	582,361
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	688,000	705,131
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,400,000	5,381,170
MPLX LP
02/15/2049	5.500%	5,100,000	6,340,710
NuStar Logistics LP
10/01/2025	5.750%	192,000	204,571
06/01/2026	6.000%	271,000	290,360
04/28/2027	5.625%	302,000	320,275
10/01/2030	6.375%	246,000	269,401
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	8,705,924
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	227,000	229,248
Sunoco LP/Finance Corp.
02/15/2026	5.500%	302,000	311,129
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	193,000	196,251
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	419,000	435,763
01/15/2028	5.000%	286,000	299,388
03/01/2030	5.500%	682,000	736,532
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	280,000	292,554
01/15/2032	4.000%	319,000	316,411
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	211,000	213,423
Western Gas Partners LP
08/15/2048	5.500%	500,000	517,487
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,000,000	7,158,223
Total			40,473,620
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	5,682,000	6,855,740
Sempra Energy
11/15/2025	3.750%	3,450,000	3,805,388
Total			10,661,128
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	283,000	296,471
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	74,000	76,763
Nabors Industries Ltd.(a)
01/15/2026	7.250%	196,000	174,394
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,994	1,864
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	584,466	560,404
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	168,843
Total			1,278,739
Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	231,000	229,786
Hillenbrand, Inc.
03/01/2031	3.750%	193,000	192,471
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	199,000	210,934
Total			633,191
Other REIT 0.0%
Hospitality Properties Trust
03/15/2024	4.650%	189,000	187,266
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	379,000	382,093
10/01/2025	5.250%	581,000	591,318
02/01/2027	4.250%	208,000	204,204
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	340,000	362,826
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	246,000	255,026
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	142,000	141,354

16	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
10/01/2024	4.350%	88,000	86,486
12/15/2027	5.500%	117,000	120,526
Total			2,331,099
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	643,000	633,173
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	424,000	436,846
08/15/2026	4.125%	565,000	578,618
08/15/2027	5.250%	306,000	308,621
Berry Global, Inc.(a)
02/15/2026	4.500%	165,000	168,969
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	405,000	422,310
Novolex(a)
01/15/2025	6.875%	24,000	24,269
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	405,590
08/15/2027	8.500%	272,000	292,481
Total			3,270,877
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	1,750,000	2,086,199
11/06/2042	4.400%	7,385,000	8,613,668
Amgen, Inc.
09/01/2053	2.770%	4,854,000	4,388,472
AstraZeneca Finance LLC
05/28/2031	2.250%	5,550,000	5,566,450
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	294,000	301,747
04/01/2026	9.250%	390,000	421,839
01/31/2027	8.500%	687,000	737,273
08/15/2027	5.750%	210,000	219,632
02/15/2029	5.000%	245,000	224,780
02/15/2029	6.250%	452,000	441,913
01/30/2030	5.250%	49,000	45,086
02/15/2031	5.250%	205,000	187,424
Bausch Health Companies, Inc.(a),(g)
06/01/2028	4.875%	118,000	118,843
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,800,000	2,246,400
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	96,000	92,549
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	141,000	143,614
06/30/2028	6.000%	193,000	133,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	290,000	285,747
Organon Finance 1 LLC(a)
04/30/2028	4.125%	741,000	747,794
04/30/2031	5.125%	548,000	563,349
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	447,000	456,145
Total			28,022,374
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	542,000	542,283
10/15/2027	6.750%	420,000	433,327
American International Group, Inc.
06/30/2050	4.375%	2,000,000	2,329,380
AssuredPartners, Inc.(a)
01/15/2029	5.625%	322,000	321,072
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	354,000	353,465
HUB International Ltd.(a)
05/01/2026	7.000%	481,000	498,491
Loews Corp.
05/15/2030	3.200%	4,000,000	4,295,381
MGIC Investment Corp.
08/15/2028	5.250%	53,000	56,049
Radian Group, Inc.
03/15/2025	6.625%	21,000	23,717
03/15/2027	4.875%	126,000	134,657
USI, Inc.(a)
05/01/2025	6.875%	71,000	72,282
Total			9,060,104
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,730,000	5,333,211
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,903,862
Total			10,237,073
Restaurants 0.0%
IRB Holding Corp.(a)
06/15/2025	7.000%	445,000	480,589
02/15/2026	6.750%	653,000	675,855
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	101,000	103,651
Yum! Brands, Inc.(a)
04/01/2025	7.750%	219,000	238,204
Total			1,498,299

Columbia Balanced Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
L Brands, Inc.(a)
07/01/2025	9.375%	56,000	71,296
10/01/2030	6.625%	384,000	439,005
L Brands, Inc.
06/15/2029	7.500%	143,000	165,043
11/01/2035	6.875%	133,000	160,155
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	139,000	142,825
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	121,000	128,827
Penske Automotive Group, Inc.
09/01/2025	3.500%	47,000	48,396
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	324,000	335,610
02/15/2029	7.750%	81,000	89,209
Total			1,580,366
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	117,000	128,857
02/15/2028	5.875%	623,000	662,716
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	413,000	430,404
Kroger Co. (The)
01/15/2048	4.650%	1,500,000	1,765,126
Total			2,987,103
Technology 0.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	494,000	504,158
08/01/2025	6.875%	141,000	143,910
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	93,000	98,495
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	153,000	150,420
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	108,000	115,734
03/01/2026	9.125%	38,000	40,111
Broadcom, Inc.(a)
02/15/2051	3.750%	7,032,000	6,864,377
Camelot Finance SA(a)
11/01/2026	4.500%	145,000	150,530
CDK Global, Inc.
06/01/2027	4.875%	80,000	84,374
CDK Global, Inc.(a)
05/15/2029	5.250%	198,000	213,514
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	207,000	211,045
Gartner, Inc.(a)
07/01/2028	4.500%	318,000	334,437
10/01/2030	3.750%	321,000	322,280
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	375,000	366,585
Intel Corp.
03/25/2060	4.950%	1,650,000	2,229,377
International Business Machines Corp.
05/15/2040	2.850%	2,300,000	2,238,436
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	329,000	333,806
Iron Mountain, Inc.(a)
07/15/2028	5.000%	164,000	169,650
07/15/2030	5.250%	552,000	576,084
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	669,000	690,359
NCR Corp.(a)
04/15/2025	8.125%	326,000	355,197
09/01/2027	5.750%	154,000	162,148
10/01/2028	5.000%	562,000	578,463
04/15/2029	5.125%	491,000	503,643
10/01/2030	5.250%	224,000	232,278
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	5,500,000	5,937,321
Oracle Corp.
04/15/2038	6.500%	2,500,000	3,467,480
Plantronics, Inc.(a)
03/01/2029	4.750%	796,000	759,143
PTC, Inc.(a)
02/15/2025	3.625%	238,000	244,679
QUALCOMM, Inc.
05/20/2050	3.250%	2,125,000	2,182,477
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	689,000	699,357
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	171,000	200,193
09/01/2025	7.375%	22,000	23,728
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	319,000	332,890
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	102,000	104,719
Square, Inc.(a)
06/01/2026	2.750%	80,000	80,640
06/01/2031	3.500%	168,000	168,049

18	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	299,000	315,655
06/01/2025	6.750%	224,000	227,990
Verscend Escrow Corp.(a)
08/15/2026	9.750%	712,000	755,178
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	552,000	540,297
Total			33,709,207
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	103,000	104,847
07/15/2027	5.750%	29,000	30,542
ERAC USA Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,796,690
Total			4,932,079
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	862,000	845,307
Altice France SA(a)
05/01/2026	7.375%	268,000	278,705
01/15/2028	5.500%	718,000	736,268
07/15/2029	5.125%	247,000	244,984
American Tower Corp.
08/15/2029	3.800%	4,275,000	4,711,107
SBA Communications Corp.(a)
02/01/2029	3.125%	524,000	502,851
Sprint Capital Corp.
03/15/2032	8.750%	291,000	431,480
Sprint Corp.
03/01/2026	7.625%	845,000	1,027,379
T-Mobile USA, Inc.
02/15/2026	2.250%	103,000	103,825
02/01/2028	4.750%	206,000	220,254
02/15/2029	2.625%	421,000	406,382
02/15/2031	2.875%	234,000	225,907
04/15/2031	3.500%	155,000	157,490
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	377,000	383,463
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	312,000	303,071
Total			10,578,473
Wirelines 0.3%
AT&T, Inc.(a)
09/15/2053	3.500%	13,644,000	13,030,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
12/01/2023	6.750%	227,000	250,744
04/01/2024	7.500%	218,000	244,113
04/01/2025	5.625%	141,000	151,713
CenturyLink, Inc.(a)
12/15/2026	5.125%	151,000	156,536
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	562,000	552,117
03/01/2028	6.125%	544,000	553,695
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	146,000	144,608
Verizon Communications, Inc.
08/10/2033	4.500%	10,000,000	11,793,003
Total			26,877,459
Total Corporate Bonds & Notes (Cost $523,772,123)			557,356,264

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	82,905,216
Total Exchange-Traded Equity Funds (Cost $72,408,419)		82,905,216

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	92,000	98,074
06/01/2027	5.250%	217,000	232,848
05/15/2029	4.250%	156,000	156,327
Total			487,249
Total Foreign Government Obligations (Cost $444,138)			487,249

Residential Mortgage-Backed Securities - Agency 5.8%

Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	205,049	238,154
10/01/2026- 06/01/2046	3.500%	3,028,992	3,260,415
10/01/2031- 10/01/2039	6.000%	398,739	466,900
06/01/2032- 07/01/2032	7.000%	167,427	193,975
03/01/2038	6.500%	1,800	2,018

Columbia Balanced Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2038- 05/01/2041	5.000%	540,205	612,604
05/01/2039- 06/01/2041	4.500%	1,844,663	2,057,997
12/01/2042- 05/01/2045	3.000%	7,668,132	8,112,475
12/01/2042- 10/01/2045	4.000%	3,794,409	4,147,794
CMO Series 1614 Class MZ
11/15/2023	6.500%	2,502	2,635
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.711% Cap 11.074% 08/01/2036	2.421%	7,717	8,172
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.140%	601	604
Federal Home Loan Mortgage Corp.(i)
07/01/2045- 08/01/2045	4.000%	4,880,295	5,317,560
Federal National Mortgage Association
12/01/2025- 03/01/2046	3.500%	8,509,947	9,128,876
07/01/2027- 08/01/2043	3.000%	2,307,098	2,444,312
01/01/2029- 10/01/2045	4.000%	6,787,529	7,382,574
06/01/2031	7.000%	79,997	93,541
07/01/2032- 03/01/2037	6.500%	226,371	255,856
06/01/2037- 02/01/2038	5.500%	88,163	102,256
05/01/2040- 06/01/2044	4.500%	2,341,119	2,609,962
Series 2006-M2 Class A2A
10/25/2032	5.271%	375,380	412,900
Federal National Mortgage Association(i)
02/01/2033	2.500%	4,988,428	5,226,916
10/01/2045	3.500%	681,091	728,383
09/01/2049	3.000%	3,632,416	3,794,713
Uniform Mortgage-Backed Security TBA(g)
06/17/2036- 06/14/2051	2.000%	141,000,000	142,715,007
06/17/2036- 06/14/2051	2.500%	137,750,000	142,868,056
06/17/2036- 06/14/2051	3.000%	152,850,000	159,745,664
06/14/2051	3.500%	8,725,000	9,209,476
Total Residential Mortgage-Backed Securities - Agency (Cost $509,258,641)			511,139,795

Residential Mortgage-Backed Securities - Non-Agency 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	23,870,438	23,612,787
CMO Series 2021-B Class A
06/25/2066	2.239%	10,093,386	10,087,089
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	1,997,378	2,010,922
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,638,870
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	11,023,888	11,087,428
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	2,687,939	2,712,184
CMO Series 2019-2 Class A3
03/25/2049	3.833%	2,438,082	2,472,209
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	4,306,427	4,335,365
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,272,040	1,302,386
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.392%	380,149	380,199
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.192%	1,912,043	1,916,026
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.942%	4,025,000	4,086,959
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	3,424,777	3,439,689
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	5,337,000	5,324,975
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	2,243,324	2,266,661
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	2,177,529

20	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	8,308,385	8,445,515
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	2,802,237	2,851,706
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,812,823
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	4,940,044	4,972,259
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	6,897,132	7,111,022
CMO Series 2021-A Class A1
03/25/2058	1.991%	9,708,856	9,728,360
CMO Series 2021-B Class A1
04/01/2069	2.115%	8,803,182	8,808,870
BVRT Financing Trust(a),(b),(j),(k)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.845%	16,219,165	16,219,165
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.345%	2,850,000	2,850,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.168%	12,861,945	12,750,813
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	10,095,991	10,092,039
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	7,034,922	7,061,440
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	2,573,642	2,612,229
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	4,209,539	4,228,317
CMO Series 2020-2 Class A1
03/25/2065	1.853%	2,818,066	2,841,934
CMO Series 2021-2R Class A1
07/27/2054	0.798%	7,670,878	7,657,720
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.142%	9,363,096	9,405,664
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	7,009,043	7,014,379
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	3,517,431	3,513,552
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	1,080,879
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	14,859,967	14,858,491
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	4,986,975
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	2,659,086
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	14,619,407	15,621,414
CMO Series 2021-RPL4 Class A1
01/25/2060	1.796%	9,238,283	9,234,084
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	7,092,356	7,233,856
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	8,207,533	8,343,328
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	6,202,798	6,377,136
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	181,290	181,235
CMO Series 2017-2A Class A1
06/25/2047	2.453%	591,261	592,855
Eagle Re Ltd.(a),(b)
CMO Series 2020-2 Class M1A
1-month USD LIBOR + 3.000% 10/25/2030	3.150%	1,844,840	1,849,891
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.715%	2,925,000	2,967,508
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	0.992%	14,725,000	14,701,012
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	1,984,641	2,017,359
CMO Series 2020-1 Class A1
05/25/2065	2.010%	948,180	961,274

Columbia Balanced Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	29,382	30,084
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.792%	14,606,222	14,662,634
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.910%	4,076,896	4,079,189
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.810%	4,225,000	4,233,563
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.710%	8,525,000	8,514,896
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.242%	4,225,000	4,264,706
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.042%	6,486,188	6,508,904
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	11,004,567	11,067,671
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.110%	2,259,455	2,261,067
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	10,385,894	10,485,845
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	7,579,614	7,572,461
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	4,154,951	4,150,990
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	9,197,445	9,510,240
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.992%	4,758,236	4,758,249
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	9,429,653	9,565,827
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	6,429,975	6,504,664
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.642%	9,375,000	9,372,712
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	4,943,445	5,024,223
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.200%	3,450,000	3,532,033
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,800,000	3,857,010
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	2,250,000	2,262,330
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	9,088,915	9,082,114
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	18,817,549	18,859,557
LVII Trust(a),(c),(j),(k)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	9,972,872	9,982,222
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.442%	4,825,000	4,838,496
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	3,931,479	4,105,437
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	1,516,303	1,532,021
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,971,040
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	12,569,660	12,619,460
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	3,897,377	3,889,792
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	807,149	805,554
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	1,245,316	1,242,822
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.487%	9,049,525	9,449,817

22	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	7,246,110
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	12,575,000	12,577,500
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,323,585	1,412,712
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,752,576	4,809,488
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.060%	5,275,000	5,312,220
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	0.992%	12,165,978	12,179,399
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	4,365,601	4,435,763
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	14,746,508	14,835,956
Preston Ridge Partners LLC(a),(c)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	11,038,407	11,081,724
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	7,984,009	7,976,762
CMO Series 2021-4 Class A1
04/25/2026	1.867%	20,616,376	20,629,884
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	5,751,249	5,758,068
CMO Series 2021-3 Class A1
04/25/2026	1.867%	12,361,018	12,361,769
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	8,774,053	8,771,645
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	1,602,996	1,604,443
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	7,195,039	7,263,526
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class A1
09/25/2025	2.857%	14,591,648	14,731,599
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.042%	4,275,000	4,259,625
RCO V Mortgage LLC(a),(c)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	25,373,999	25,599,277
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	3,380,987	3,423,732
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.192%	9,305,000	9,413,166
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	2,989,267	3,006,377
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	4,108,502	4,164,112
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,540,192
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,125,000	6,348,944
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	2,685,614	2,698,964
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	8,625,000	8,703,953
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	24,000,000	24,139,164
Toorak Mortgage Corp., Ltd.(a),(c),(g)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	5,800,000	5,799,420
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,847,274
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	158,767	159,326
CMO Series 2015-6 Class A1
04/25/2055	3.500%	668,635	674,618
CMO Series 2016-1 Class A1
02/25/2055	3.500%	408,213	410,560
CMO Series 2016-3 Class A1
04/25/2056	2.250%	517,349	519,515

Columbia Balanced Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(c)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,355,260	1,384,051
CMO Series 2018-1 Class A1
01/25/2058	3.000%	2,193,537	2,270,130
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	8,688,594	8,950,475
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.092%	5,901,689	5,944,566
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.092%	6,571,869	6,631,872
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	4,967,117	5,000,437
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,100,000	2,119,730
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,241,525	2,242,689
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	7,832,176	7,839,434
Vericrest Opportunity Loan Transferee XCI LLC(a),(c)
CMO Series 2020-NPL7 Class A1
11/25/2050	3.105%	6,979,959	7,062,564
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	11,315,048	11,341,216
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	10,204,344	10,189,279
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	12,336,243	12,354,066
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	7,865,356	7,864,988
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	7,740,504	7,740,767
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	31,575,681	31,600,433
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	22,137,294	22,148,418
Verus Securitization Trust(a),(c)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,976,657	8,092,966
CMO Series 2019-4 Class A3
11/25/2059	3.000%	8,998,996	9,137,645
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,532,890
CMO Series 2020-2 Class A1
05/25/2060	2.226%	4,082,834	4,122,972
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	1,258,225	1,269,811
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	3,854,248	3,845,024
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	4,911,057	4,899,377
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	4,885,261	5,002,848
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	3,146,630	3,127,864
CMO Series 2020-1R Class A3
11/25/2055	1.873%	3,580,533	3,559,238
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $974,067,254)			980,065,635

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.843%	32,969	32,639
Food and Beverage 0.0%
BellRing Brands LLC(b),(l)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	112,941	113,688
Froneri International Ltd.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.843%	22,000	22,220
Total			135,908

24	Columbia Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Radiology Partners, Inc.(b),(l),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.357%	67,000	66,940
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	101,899	101,413
Technology 0.0%
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.093%	233,000	234,165
Epicore Software Corp.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	104,000	106,756
Project Alpha Intermediate Holding, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.100%	117,403	117,453
Total			458,374
Total Senior Loans (Cost $789,478)			795,274

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2030	1.500%	11,250,000	11,272,852
02/15/2045	2.500%	13,025,000	13,635,547
Total U.S. Treasury Obligations (Cost $23,188,681)			24,908,399

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(n),(o)	512,909,542	512,858,251
Total Money Market Funds (Cost $512,841,940)		512,858,251
Total Investments in Securities (Cost: $6,649,504,386)		9,327,725,132
Other Assets & Liabilities, Net		(457,418,696)
Net Assets		8,870,306,436

At May 31, 2021, securities and/or cash totaling $10,670,712 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,750	09/2021	USD	494,765,625	1,428,848	—
U.S. Treasury 2-Year Note	250	09/2021	USD	55,183,594	24,916	—
U.S. Treasury 5-Year Note	1,225	09/2021	USD	151,718,165	284,782	—
U.S. Ultra Treasury Bond	275	09/2021	USD	50,943,750	517,632	—
Total					2,256,178	—
Columbia Balanced Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $2,008,114,865, which represents 22.64% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2021.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2021.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $26,201,387, which represents 0.30% of total net assets.
(k)	Valuation based on significant unobservable inputs.
(l)	The stated interest rate represents the weighted average interest rate at May 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	393,882,494	2,146,377,198	(2,027,369,925)	(31,516)	512,858,251	(5,011)	313,286	512,909,542
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
26	Columbia Balanced Fund | Quarterly Report 2021

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3QT120_08_L01_(07/21)